Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

22.Leases

Changes in the company’s right-of-use assets for the year ended December 31 were as follows:

	2022			2021
	Insurance			Insurance
	and	Non-		and	Non-
	reinsurance	insurance		reinsurance	insurance
	companies(1)	companies	Total	companies(1)	companies	Total
Balance - January 1	328.8	431.0	759.8	396.1	611.9	1,008.0
Additions	63.7	98.2	161.9	44.0	92.0	136.0
Disposals	(7.5)	(8.4)	(15.9)	(41.2)	(19.8)	(61.0)
Depreciation(2)	(67.2)	(89.9)	(157.1)	(68.3)	(113.0)	(181.3)
Acquisitions of subsidiaries (note 23)	—	56.7	56.7	0.9	14.1	15.0
Deconsolidation of subsidiaries (note 23)	(1.1)	(2.9)	(4.0)	(1.4)	(146.7)	(148.1)
Foreign exchange effect and other	(9.5)	(23.4)	(32.9)	(1.3)	(7.5)	(8.8)
Balance - December 31 (note 13)	307.2	461.3	768.5	328.8	431.0	759.8
(1)	Includes Life insurance and Run-off and Corporate and Other.

(2)Recorded in operating expenses and other expenses in the consolidated statement of earnings.

The maturity profile of the company’s lease liabilities was as follows:

	December 31, 2022			December 31, 2021
	Insurance			Insurance
	and	Non-		and	Non-
	reinsurance	insurance		reinsurance	insurance
	companies(1)	companies	Total	companies(1)	companies	Total
One year or less	72.7	155.8	228.5	77.4	173.6	251.0
One to two years	66.5	142.4	208.9	67.6	148.1	215.7
Two to three years	60.3	127.7	188.0	58.6	129.8	188.4
Three to four years	55.9	108.0	163.9	52.0	115.4	167.4
Four to five years	45.5	86.5	132.0	45.1	96.3	141.4
More than five years	117.7	330.2	447.9	142.8	249.6	392.4
Lease liabilities, undiscounted	418.6	950.6	1,369.2	443.5	912.8	1,356.3
Lease liabilities, discounted (note 14)	364.1	729.9	1,094.0	384.2	756.5	1,140.7
Weighted average incremental borrowing rate	3.8%	4.7%	4.4%	3.8%	4.5%	4.3%
(1)	Includes Life insurance and Run-off and Corporate and Other.

During 2022 the company recognized in the consolidated statement of earnings interest expense on lease liabilities of $46.9 (2021 - $57.9) (note 15), and short-term, low value and other lease costs of $51.0 (2021 - $19.1) that included the benefit of COVID-19 lease concessions and government rent subsidies of $1.7 (2021 - $28.9) primarily recorded in the Non-insurance companies reporting segment (note 26).

The maturity profile of the company’s finance lease receivables was as follows:

	December 31, 2022			December 31, 2021
	Insurance			Insurance
	and	Non-		and	Non-
	reinsurance	insurance		reinsurance	insurance
	companies(1)	companies	Total	companies(1)	companies	Total
One year or less	2.8	55.4	58.2	2.5	62.0	64.5
One to two years	1.8	48.5	50.3	2.3	53.0	55.3
Two to three years	1.4	42.7	44.1	1.3	44.7	46.0
Three to four years	1.1	36.7	37.8	1.0	39.3	40.3
Four to five years	0.7	27.8	28.5	1.0	33.3	34.3
More than five years	2.0	43.9	45.9	2.8	64.5	67.3
Finance lease receivables, undiscounted	9.8	255.0	264.8	10.9	296.8	307.7
Unearned finance income	1.0	37.0	38.0	1.5	40.1	41.6
Finance lease receivables (note 13)	8.8	218.0	226.8	9.4	256.7	266.1

(1)Includes Life insurance and Run-off and Corporate and Other.